Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Without Sales Load [Member] | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class (without sales charge)
Average Annual Return, Percent	(2.17%)	6.12%		6.97%
Without Sales Load [Member] | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class (without sales charge)
Average Annual Return, Percent	(3.34%)	5.11%	4.85%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.33%	15.88%		13.66%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	8.79%	13.18%		9.20%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.33%	15.88%	14.86%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	8.79%	13.18%	9.27%